4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 457,835	$ 391,113
Mutual funds
Investments, Fair Value Disclosure	10,508,952
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	193,601,244	166,799,531
Investments, Fair Value Disclosure	204,568,031	167,190,644
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	457,835	391,113
Fair Value, Inputs, Level 1 | Mutual funds
Investments, Fair Value Disclosure	10,508,952
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	10,966,787	391,113
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | Mutual funds
Investments, Fair Value Disclosure	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	193,601,244	166,799,531
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	193,601,244	166,799,531
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | Mutual funds
Investments, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0